CONDENSED CONSOLIDATED STATEMENT OF EQUITY (Unaudited) - USD ($) $ in Thousands		Ideanomics Shareholders' equity At-The-Market Offering	Ideanomics Shareholders' equity Private Placement	Ideanomics Shareholders' equity	Common Stock At-The-Market Offering	Common Stock Private Placement	Common Stock	Additional Paid-in Capital At-The-Market Offering	Additional Paid-in Capital Private Placement	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest		At-The-Market Offering	Private Placement	Total
Beginning balance (in shares) at Dec. 31, 2018							102,766,006
Beginning balance at Dec. 31, 2018				$ 44,243			$ 103			$ 195,780	$ (149,975)	$ (1,665)	$ (1,031)	[1]			$ 43,212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation				9,113						9,113							$ 9,113
Common stock issuance for acquisition (in shares)							37,966,908										7,400,000
Common stock issuance for acquisition				53,221			$ 38			53,183			24,598	[1]			$ 77,819
Common stock issued under employee stock incentive plan (in shares)							129,840
Common stock issuance for convertible note (in shares)							8,186,890
Common stock issuance for convertible note				23,005			$ 8			22,997							23,005
Acquisitions							$ 1			(1)			321	[1]			321
Net income (loss)	[2]			(98,508)							(98,508)		852	[1]			(97,656)
Foreign currency translation adjustments, net of nil tax												415					407
Ending balance (in shares) at Dec. 31, 2019							149,692,953
Ending balance at Dec. 31, 2019				33,559			$ 150			282,556	(248,483)	(664)	25,178	[1]			58,737
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation				11,972						11,972							11,972
Common stock issuance for acquisition (in shares)							13,056,055
Common stock issuance for acquisition				8,192			$ 13			8,179							8,192
Common stock issuance for professional fee (in shares)							1,804,033
Common stock issuance for professional fee				1,642			$ 2			1,640							1,642
Common stock issued under employee stock incentive plan (in shares)							2,634,666
Common stock issued under employee stock incentive plan				1,726			$ 3			1,723							1,726
Common stock issuance (in shares)							123,437,386
Common stock issuance				182,778			$ 123			182,655			(280)	[1]			182,498
Common stock issuance for convertible note (in shares)							40,662,420
Common stock issuance for convertible note				45,666			$ 40			45,626							45,666
Acquisitions													100	[1]			100
Net income (loss)	[2]			(101,264)							(101,264)		(10,938)	[1]			(112,202)
Foreign currency translation adjustments, net of nil tax				1,895								1,895	1,263	[1]			3,158
Ending balance (in shares) at Dec. 31, 2020							344,861,295
Ending balance at Dec. 31, 2020				183,695			$ 345			531,866	(349,747)	1,231	3,739	[1]			187,434
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation				2,040						2,040							2,040
Contingent shares				7,658						7,658							7,658
Common stock issuance for acquisition (in shares)							10,181,299
Common stock issuance for acquisition				32,377			$ 10			32,367							32,377
Common stock issuance for professional fee (in shares)							440,909
Common stock issuance for professional fee				1,162						1,162							1,162
Common stock issued under employee stock incentive plan (in shares)							475,000
Common stock issued under employee stock incentive plan				251						251							251
Common stock issuance (in shares)							17,615,534
Common stock issuance				53,407			$ 18			53,389							53,407
Common stock issuance for convertible note (in shares)							45,895,763
Common stock issuance for convertible note				140,126			$ 46			$ 140,080							140,126
Net income (loss)				(6,483)							$ (6,483)		(236)				(6,719)
Foreign currency translation adjustments, net of nil tax				$ (380)								$ (380)	$ (313)				$ (693)
Ending balance (in shares) at Mar. 31, 2021				413,853,000			419,469,800			768,813,000	(356,230,000)	851,000	3,190,000				417,043,000
Ending balance at Mar. 31, 2021							$ 419
Beginning balance (in shares) at Dec. 31, 2020							344,861,295
Beginning balance at Dec. 31, 2020				$ 183,695			$ 345			$ 531,866	$ (349,747)	$ 1,231	$ 3,739	[1]			$ 187,434
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuance (in shares)						10,000,000.0
Common stock issuance						$ 27,300
Changes in available-for-sale securities fair value																	(20)
Foreign currency translation adjustments, net of nil tax																	(733)
Ending balance (in shares) at Jun. 30, 2021							466,354,487
Ending balance at Jun. 30, 2021				540,282			$ 466			901,943	(362,925)	798	2,916				543,198
Beginning balance (in shares) at Dec. 31, 2020							344,861,295
Beginning balance at Dec. 31, 2020				183,695			$ 345			531,866	(349,747)	1,231	3,739	[1]			187,434
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation				21,982						21,982							21,982
Contingent shares				1,520						1,520							$ 1,520
Common stock issuance for acquisition (in shares)							18,926,413										11,300,000
Common stock issuance for acquisition				59,808			$ 19			59,789							$ 59,808
Common stock issuance for professional fee (in shares)							962,689
Common stock issuance for professional fee				2,318						2,318							2,318
Common stock issued under employee stock incentive plan (in shares)							10,559,084
Common stock issued under employee stock incentive plan				8,290			$ 11			8,279							8,290
Common stock issuance (in shares)					68,293,722	10,000,000.0
Common stock issuance		$ 188,546			$ 69	$ 27,300		$ 188,477							$ 188,546
Common stock issuance for convertible note (in shares)							55,278,885
Common stock issuance for convertible note				157,766			$ 55			157,711							157,766
Tax withholding paid for net share settlement of equity awards				(3,878)			$ (2)			(3,876)							(3,878)
Acquisitions													157	[1]			157
Net income (loss)				(256,011)							(256,011)		(1,179)	[1]			(257,190)
Foreign currency translation adjustments, net of nil tax				(1,009)								(1,009)	(376)	[1]			(1,385)
Ending balance (in shares) at Dec. 31, 2021							497,272,525
Ending balance at Dec. 31, 2021				$ 363,027			$ 497			$ 968,066	$ (605,758)	$ 222	$ 2,341	[1]			$ 365,368
Beginning balance (in shares) at Mar. 31, 2021				413,853,000			419,469,800			768,813,000	(356,230,000)	851,000	3,190,000				417,043,000
Beginning balance at Mar. 31, 2021							$ 419
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation				$ 2,007						$ 2,007							$ 2,007
Common stock issuance for acquisition (in shares)							6,733,497
Common stock issuance for acquisition				21,127			$ 7			21,120							21,127
Common stock issuance for professional fee (in shares)							260,000
Common stock issuance for professional fee				656						656							656
Common stock issued under employee stock incentive plan (in shares)							4,590,000
Common stock issued under employee stock incentive plan				7,740			$ 5			7,735							7,740
Common stock issuance (in shares)					25,301,190	10,000,000
Common stock issuance		$ 74,347	$ 27,300		$ 25	$ 10		$ 74,322	$ 27,290						$ 74,347	$ 27,300
Changes in available-for-sale securities fair value				(20)								$ (20)					(20)
Net income (loss)	[3]			(6,695)							$ (6,695)		$ (267)				(6,962)
Foreign currency translation adjustments, net of nil tax				(33)								(33)	(7)				(40)
Ending balance (in shares) at Jun. 30, 2021							466,354,487
Ending balance at Jun. 30, 2021				540,282			$ 466			901,943	(362,925)	798	2,916				543,198
Beginning balance (in shares) at Dec. 31, 2021							497,272,525
Beginning balance at Dec. 31, 2021				363,027			$ 497			968,066	(605,758)	222	2,341	[1]			365,368
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation				2,355						2,355							2,355
Common stock issuance for professional fee (in shares)							350,000
Common stock issuance for professional fee				435			$ 1			434							435
Common stock issued under employee stock incentive plan (in shares)							125,000
Common stock issued under employee stock incentive plan				66						66							66
Tax withholding paid for net share settlement of equity awards				(83)						(83)							(83)
Deconsolidation of subsidiary													(236)				(236)
Acquisitions													24,778				24,778
Net income (loss)				(28,512)							(28,512)		(580)				(29,092)
Foreign currency translation adjustments, net of nil tax				925								925	284				1,209
Ending balance (in shares) at Mar. 31, 2022							497,747,525
Ending balance at Mar. 31, 2022				338,213			$ 498			970,838	(634,270)	1,147	26,587				364,800
Beginning balance (in shares) at Dec. 31, 2021							497,272,525
Beginning balance at Dec. 31, 2021				363,027			$ 497			968,066	(605,758)	222	2,341	[1]			365,368
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuance for acquisition (in shares)							0
Foreign currency translation adjustments, net of nil tax																	(7,803)
Ending balance (in shares) at Jun. 30, 2022							497,747,525
Ending balance at Jun. 30, 2022				296,471			$ 498			973,701	(672,037)	(5,691)	22,956				319,427
Beginning balance (in shares) at Mar. 31, 2022							497,747,525
Beginning balance at Mar. 31, 2022				338,213			$ 498			970,838	(634,270)	1,147	26,587				364,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation				2,863						2,863							$ 2,863
Common stock issuance (in shares)																	0
Acquisitions													49				$ 49
Net income (loss)				(37,767)							(37,767)		(1,506)				(39,273)
Foreign currency translation adjustments, net of nil tax				(6,838)								(6,838)	(2,174)				(9,012)
Ending balance (in shares) at Jun. 30, 2022							497,747,525
Ending balance at Jun. 30, 2022				$ 296,471			$ 498			$ 973,701	$ (672,037)	$ (5,691)	$ 22,956				$ 319,427

[1]	Excludes accretion of dividend for redeemable non-controlling interest
[2]	Excludes deemed dividend related to warrant repricing
[3]	Excludes accretion of dividend for redeemable non-controlling interest.